Borrowings (Details) - EUR (€) € in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 01, 2012	Oct. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 10, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings	€ 10,536					€ 9,386
Current portion	(178)
Non Current portion	10,358					9,386
Proceeds from borrowings				€ 101
Innovation credit
Disclosure of detailed information about borrowings [line items]
Total borrowings	5,164					5,164	€ 4,700
Accrued interest on innovation credit	2,726					1,871
Percentage of cost covered by the innovative credit		35.00%
Maximum initial borrowing base		€ 5,000
Interest rate (as percent)		10.00%					10.00%
Conditional waiver of debt			€ 5,000
Total conditional waiver of debt			€ 7,700
Conditions reviewed period			3 years
Proceeds from borrowings	200
Convertible notes
Disclosure of detailed information about borrowings [line items]
Total borrowings	€ 2,646					€ 2,351
Interest rate (as percent)					8.00%
Debt instrument convertible term					36 months
Convertible notes | Minimum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity					P24M
Convertible notes | Maximum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity					P36M